WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
6300 LAMAR AVENUE
P. O. BOX 29217
SHAWNEE MISSION, KANSAS 66201-9217

July 31, 2002

Securities and Exchange Commission
450 Fifth Street, N. W.
Judiciary Plaza
Washington, D. C. 20549

RE: Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
    File Nos. 333-95015 and 811-9789/CIK #1099708

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, we are herewith filing through EDGAR a Supplement to the Prospectus and to the Statement of Additional Information for the above-referenced registered investment company, each dated October 29, 2001.

The Supplements are dated July 31, 2002.

If you have any questions or require additional information, please contact me at 913-236-1923.

Yours truly,

/s/ Kristen A. Richards

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Kristen A. Richards
Vice President, Secretary and
Associate General Counsel